Investment Revenue (Loss) - Summary of Interest and Fee Revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment Revenue (Loss) [Abstract]
Interest revenue from investments at amortized cost	$ 3,660	$ 1,654	$ 0
Interest and fee revenue from investments at FVTPL	6,036	8,514	0
Interest revenue from cash	7,043	2,981	0
Interest and fee revenue	$ 16,739	$ 13,149	$ 0